Fair value of financial assets and liabilities (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	¥ 396	¥ 97	¥ 132	¥ 3,188
Loan Receivables	754,393	762,992
Fair value [Member]
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	396	97
Loan Receivables	555,133	662,183
Total Financial Assets	555,529	662,280
Loans Payable	161,569	171,569
Carrying amount [member]
Statement [Line Items]
Cash, Cash Equivalents And Restricted Cash	396	97
Loan Receivables	555,133	662,183
Total Financial Assets	555,529	662,280
Loans Payable	¥ 161,569	¥ 171,569